Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Payables, Accruals and Provisions

	December 31,

	2022	2021
Trade payables	237	227
Accruals	834	950
Provisions (see note 22)	108	107
Other current liabilities	43	79
Total payables, accruals and provisions	1,222	1,363